UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: May 31, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of this Registrant have a fiscal year end other than August 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2017

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Real Estate - 96.5%
Advance Residence Investment Corp., REIT	5,402	$14,330,540
Alexandria Real Estate Equities, Inc., REIT	150,729	17,587,060
Ascendas India Trust, REIT	14,448,000	11,538,351
Atrium European Real Estate Ltd.	1,712,972	7,658,579
AvalonBay Communities, Inc., REIT	121,236	23,185,173
Big Yellow Group PLC, REIT	1,054,352	10,711,618
Boardwalk, REIT	486,533	17,270,058
Cheung Kong Property Holdings Ltd.	428,000	3,213,069
Colony Starwood Homes, REIT	320,803	11,090,160
Derwent London PLC, REIT	378,343	13,483,593
Dream Office, REIT	625,096	9,217,835
Entra ASA	564,809	6,851,801
Equity Commonwealth, REIT (a)	309,992	9,646,951
Equity Lifestyle Properties, Inc., REIT	182,365	15,391,606
Fortune REIT	2,261,000	2,782,528
Gateway Lifestyle Group Stapled Security	7,818,960	12,549,341
Gramercy Property Trust, REIT	502,009	14,834,366
Grand City Properties S.A.	480,458	9,955,176
Hang Lung Properties Ltd.	6,626,256	17,134,193
Hibernia PLC, REIT	3,795,790	5,926,958
Japan Logistics Fund, Inc., REIT	4,620	9,936,650
Kenedix Office Investment Corp., REIT	1,795	10,000,135
Kerry Properties Ltd.	3,070,500	10,855,532
LEG Immobilien AG	83,974	7,916,353
Life Storage, Inc., REIT	192,323	14,404,993
Link REIT	2,096,405	16,545,150
LondonMetric Property PLC, REIT	3,898,101	8,462,930
Mapletree Logistics Trust, REIT	15,848,094	13,400,983
Medical Properties Trust, Inc., REIT	1,209,885	15,668,011
Mid-America Apartment Communities, Inc., REIT	163,186	16,635,181
Mitsui Fudosan Co. Ltd.	881,674	20,865,621
National Storage, REIT	11,736,508	12,688,786
OUTFRONT Media, Inc., REIT	347,886	7,949,195
Parkway, Inc., REIT	344,724	6,873,797
Public Storage, Inc., REIT	116,572	25,103,780
Rexford Industrial Realty, Inc., REIT	344,468	9,386,753
Shaftesbury PLC, REIT	709,503	8,885,631
Simon Property Group, Inc., REIT	176,300	27,194,275
STAG Industrial, Inc., REIT	481,170	12,981,967
Starwood Property Trust, Inc., REIT	474,402	10,446,332
Store Capital Corp., REIT	699,996	14,265,918
Sun Communities, Inc., REIT	174,726	15,050,898
Tanger Factory Outlet Centers, Inc., REIT	93,625	2,439,868
Unibail-Rodamco, REIT	85,486	22,053,438
Urban Edge Properties, REIT	382,896	9,128,241
Washington Prime Group, Inc., REIT	1,504,952	11,482,784
Welltower, Inc.	143,242	10,390,775
Weyerhaeuser Co., REIT	386,886	12,751,763

		$598,124,696
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	95,093	$12,475,251
Total Common Stocks		$610,599,947

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Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.87% (v)	10,753,050	$10,753,050
Total Investments		$621,352,997

Other Assets, Less Liabilities - (0.2)%		(1,301,557)
Net Assets - 100.0%		$620,051,440

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$610,599,947	$—	$—	$610,599,947
Mutual Funds	10,753,050	—	—	10,753,050
Total Investments	$621,352,997	$—	$—	$621,352,997

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$545,616,966
Gross unrealized appreciation	91,988,353
Gross unrealized depreciation	(16,252,322)
Net unrealized appreciation (depreciation)	$75,736,031

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,908,364	147,328,286	(154,483,600)	10,753,050

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,316)	$—	$59,923	$10,753,050

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

United States	54.1%
Japan	8.9%
Hong Kong	8.2%
United Kingdom	6.7%
Canada	4.3%
Australia	4.1%
Singapore	4.0%
France	3.5%
Germany	2.9%
Other Countries	3.3%

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.